The GAMCO Global Telecommunications Fund

A series of GAMCO Global Series Funds, Inc.

SUMMARY PROSPECTUS April 28, 2017

Class AAA (GABTX), A (GTCAX), C (GTCCX), I (GTTIX)

Before you invest, you may want to review the Fund’s Prospectus and Statement of Additional Information (“SAI”), which contain more information about the Fund and its risks. You can find the Fund’s Prospectus and SAI and other information about the Fund online at www.gabelli.com. You can also get this information at no cost by calling 800-422-3554 or by sending an email request to info@gabelli.com. The Fund’s Prospectus and SAI, both dated April 28, 2017, are incorporated by reference into this Summary Prospectus.

Investment Objective

The GAMCO Global Telecommunications Fund (the “Global Telecommunications Fund” or the “Fund”) primarily seeks to provide investors with appreciation of capital. Current income is a secondary objective of the Fund.

Fees and Expenses of the Global Telecommunications Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Global Telecommunications Fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Gabelli family of mutual funds. More information about these and other discounts is available from your financial professional and in the section entitled, “Classes of Shares” on page 37 of the prospectus.

	Class AAA Shares	Class A Shares	Class C Shares	Class I Shares	Class T Shares(1)
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	5.75%	None	None	2.50%
Maximum Deferred Sales Charge (Load) (as a percentage of redemption price)	None	None	1.00%	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	None	None	None	None	None
Redemption Fee (as a percentage of amount redeemed for shares held 7 days or less)	2.00%	2.00%	2.00%	2.00%	2.00%
Exchange Fee	None	None	None	None	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	1.00%	1.00%	1.00%	1.00%	1.00%
Distribution and Service (Rule 12b-1) Fees	0.25%	0.25%	1.00%	None	0.25%
Other Expenses	0.40%	0.40%	0.40%	0.40%	0.40%

Total Annual Fund Operating Expenses(2)	1.65%	1.65%	2.40%	1.40%	1.65%
Fee Waiver and/or Expense Reimbursement(2)	—	—	—	(0.40)%	—

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.65%	1.65%	2.40%	1.00%	1.65%

(1)	Class T shares are not currently offered for sale.

(2)	The Adviser has contractually agreed to waive its investment advisory fees and/or to reimburse expenses of the Global Telecommunications Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) at no more than an annual rate of 1.00% for Class I shares. Under this same arrangement, the Global Telecommunications Fund has also agreed, during the two year period following the year of any such waiver or reimbursement by the Adviser, to repay such amount, but only to the extent the Global Telecommunications Fund’s adjusted Total Annual Fund Operating Expenses would not exceed an annual rate of 1.00% for Class I shares, after giving effect to the repayments. This arrangement is in effect through April 30, 2018 for the Class I shares, and may be terminated only by the Board of Directors of the Corporation before such time. The Fund will carry forward, for a period not to exceed three years from the date that an amount is waived, any fees in excess of the expense limitation and repay the Adviser such amount provided the Fund is able to do so without exceeding the lesser of (1) the expense limit in effect at the time of the waiver or reimbursement, as applicable, or (2) the expense limit in effect at the time of recoupment.

Expense Example

This example is intended to help you compare the cost of investing in the Global Telecommunications Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Global Telecommunications Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Global Telecommunications Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class AAA Shares	$168	$520	$897	$1,955
Class A Shares	$733	$1,065	$1,420	$2,417
Class C Shares	$343	$748	$1,280	$2,736
Class I Shares	$102	$404	$728	$1,645
Class T Shares	$414	$757	$1,125	$2,156

You would pay the following expenses if you did not redeem your shares of the Global Telecommunications Fund:

	1 Year	3 Years	5 Years	10 Years
Class AAA Shares	$168	$520	$897	$1,955
Class A Shares	$733	$1,065	$1,420	$2,417
Class C Shares	$243	$748	$1,280	$2,736
Class I Shares	$102	$404	$728	$1,645
Class T Shares	$414	$757	$1,125	$2,156

Portfolio Turnover

The Global Telecommunications Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Global Telecommunications Fund’s shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Global Telecommunications Fund’s performance. During the most recent fiscal year, the Global Telecommunications Fund’s portfolio turnover rate was 9% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Global Telecommunications Fund will invest at least 80% of its net assets in common stocks of companies in the telecommunications industry which Gabelli Funds, LLC, the Global Telecommunications Fund’s investment adviser (the “Adviser”), believes are likely to have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Global Telecommunications Fund invests primarily in common stocks of foreign and domestic small-capitalization, mid-capitalization, and large-capitalization issuers. As a “global” fund, the Global Telecommunications Fund invests in securities of issuers, or related investments thereof, located in at least three countries, and at least 40% of the Fund’s total net assets is invested in securities of non-U.S. issuers or related investments thereof. In selecting investments, the Adviser also considers the market price of the issuer’s securities, its balance sheet characteristics and the perceived strength of its management.

The telecommunications companies in which the Global Telecommunications Fund may invest are engaged in the following products or services: regular telephone service throughout the world; wireless communications services and equipment, including cellular telephone, microwave, and satellite communications, paging, and other emerging wireless technologies; equipment and services for both data and voice transmission, including computer hardware and software; electronic components and communications equipment; video conferencing; electronic mail; local and wide area networking, and linkage of data and word processing systems; publishing and information systems; video text and teletext; emerging technologies combining television, telephone, and computer systems; broadcasting, including television and radio via VHF, UHF, satellite, and microwave transmission, and cable television.

Principal Risks

You may want to invest in the Global Telecommunications Fund if:

•	you are a long term investor
•	you seek growth of capital
•	you seek to diversify your investments outside the U.S.

The Global Telecommunications Fund’s share price will fluctuate with changes in the market value of the Global Telecommunications Fund’s portfolio securities. Stocks are subject to market, economic, and business risks that may cause their prices to fluctuate. Your investment in the Global Telecommunications Fund is not guaranteed; you may lose money by investing in the Global Telecommunications Fund. When you sell Global Telecommunications Fund shares, they may be worth less than what you paid for them.

Investing in the Global Telecommunications Fund involves the following risks:

•	Concentration Risk. The Global Telecommunications Fund may be subject to greater volatility with respect to its portfolio securities than a fund that is more broadly diversified.

•

Equity Risk.    Equity risk is the risk that the prices of the securities held by the Global Telecommunications Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate and the issuer companies particular circumstances.

•

Foreign Securities Risk.     Investments in foreign securities involve risks relating to political, social, and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks include expropriation, differing accounting and disclosure standards, currency exchange risks, settlement difficulties, market illiquidity, difficulties enforcing legal rights, and greater transaction costs. These risks are more pronounced in the securities of companies located in emerging markets.

•

Industry Risk.    The telecommunications industry is subject to governmental regulation and a greater price volatility than the overall market, and the products and services of such companies may be subject to rapid obsolescence resulting from changing consumer tastes, intense competition, and strong market reactions to technological developments throughout the industry.

•

Growth Stock Risk.    Securities of growth companies may be more volatile since such companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market.

•

Issuer Risk.    The value of a security may decline for a number of reasons that directly relate to an issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets or factors unrelated to the issuer’s value, such as investor perception.

•

Management Risk.    If the portfolio managers are incorrect in their assessment of the growth prospects of the securities the Global Telecommunications Fund holds, then the value of the Global Telecommunications Fund’s shares may decline.

•	Non-Diversification Risk. As a non-diversified mutual fund, more of the Global Telecommunications Fund’s assets may be focused in the common stocks of a small number of issuers, which may make the value of the Global Telecommunications Fund’s shares more sensitive to changes in the market value of a single issuer or industry and more susceptible to risks associated with a single economic, market, political or regulatory occurrence than shares of a diversified mutual fund.

•

Smaller Capitalization Risk.    Risk is greater for the securities of smaller capitalization companies (including small unseasoned companies that have been in operation for less than three years) because such companies generally are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Performance

The bar chart and table that follow provide an indication of the risks of investing in the Global Telecommunications Fund by showing changes in the Global Telecommunications Fund’s performance from year to year and by showing how the Global Telecommunications Fund’s average annual returns for one year, five years, and ten years compared with those of broad based securities market indices. As with all mutual funds, the Global Telecommunications Fund’s past performance (before and after taxes) does not predict how the Global Telecommunications Fund will perform in the future. Updated information on the Global Telecommunications Fund’s results can be obtained by visiting www.gabelli.com.

GLOBAL TELECOMMUNICATIONS FUND

(Total Returns for Class AAA Shares for the Years Ended December 31)

During the calendar years shown in the bar chart, the highest return for a quarter was 18.09% (quarter ended June 30, 2009), and the lowest return for a quarter was (17.46)% (quarter ended September 30, 2011).

Average Annual Total Returns (for the years ended December 31, 2016 with maximum sales charge, if applicable)	Past One Year	Past Five Years	Past Ten Years
Global Telecommunications Fund Class AAA Shares:
Return Before Taxes	2.65%	6.42%	2.16%
Return After Taxes on Distributions	1.25%	5.56%	1.71%
Return After Taxes on Distributions and Sale of Fund Shares	2.98%	5.22%	1.90%
Class A Shares Return Before Taxes	(3.38)%	5.14%	1.55%
Class C Shares Return Before Taxes	0.87%	5.62%	1.39%
Class I Shares Return Before Taxes (first issued on 1/11/08)	2.95%	6.69%	2.40%
MSCI AC World Telecommunication Services Index (reflects no deduction for fees, expenses, or taxes)	6.11%	6.87%	4.30%
MSCI AC World Index (reflects no deduction for fees, expenses, or taxes)	9.86%	9.36%	3.56%

The returns shown for Class I shares prior to their first issuance dates are those of Class AAA shares of the Global Telecommunications Fund. No returns are shown for Class T shares since they are not currently offered for sale. All classes of the Global Telecommunications Fund would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return After Taxes on Distributions” because the investor is assumed to be able to use the capital loss from the sale of Fund shares to offset other taxable gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts, including Roth IRAs and SEP IRAs (collectively, “IRAs”). After-tax returns are shown only for Class AAA shares. Actual after-tax returns for other classes will vary due to the differences in expenses.

Management

The Adviser. Gabelli Funds, LLC

The Portfolio Managers. Mr. Mario J. Gabelli, CFA, Chief Investment Officer — Value Portfolios of the Adviser, has served as portfolio manager of the Global Telecommunications Fund since 1993. Sergey Dluzhevskiy, CPA, CFA, has served as associate portfolio manager of the Global Telecommunications Fund since 2006. Evan Miller, CFA, has served as associate portfolio manager of the Global Telecommunications Fund since 2002.

Purchase and Sale of Fund Shares

The minimum initial investment for Class AAA, Class A, Class C, and Class T (when offered) shares is $1,000 ($250 for IRAs or Coverdell Education Savings Plans). There is no minimum initial investment for Class AAA, Class A, Class C, and Class T shares in an automatic monthly investment plan. Class T shares are not currently offered for sale.

Class I shares are available to investors with a minimum investment of at least $100,000 ($500,000 on or after May 1, 2018), and purchasing shares directly through G.distributors, LLC, the Fund’s distributor (“G.distributors” or the “Distributor”), or investors purchasing Class I shares through brokers or financial intermediaries that have entered into selling agreements with the Distributor specifically with respect to Class I shares. The minimum initial investment for Class I shares is waived for employee benefit plans with assets of at least $50 million. The Distributor reserves the right to waive or change minimum investment amounts. There is no minimum for subsequent investments.

You can purchase or redeem shares of the Global Telecommunications Fund on any day the New York Stock Exchange (“NYSE”) is open for trading (a “Business Day”). You may purchase or redeem Global Telecommunications Fund shares by written request via mail (The Gabelli Funds, P.O. Box 8308, Boston, MA 02266-8308), personal or overnight delivery (The Gabelli Funds, c/o BFDS, 30 Dan Road, Canton, MA 02021-2809), Internet, bank wire, or Automated Clearing House (“ACH”) system. You may also purchase Fund shares by telephone if you have an existing account with banking instructions on file at 800-GABELLI (800-422-3554).

Shares of the Global Telecommunications Fund can also be purchased or sold through registered broker-dealers or financial intermediaries that have entered into appropriate selling agreements with the Distributor. The broker-dealer or other financial intermediary will transmit these transaction orders to the Global Telecommunications Fund on your behalf and send you confirmation of your transactions and periodic account statements showing your investments in the Global Telecommunications Fund.

Tax Information

The Global Telecommunications Fund expects that distributions will generally be taxable as ordinary income or long term capital gains, unless you are investing through a tax deferred arrangement, such as a 401(k) plan or an IRA.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Global Telecommunications Fund through a broker-dealer or other financial intermediary (such as a bank), the Global Telecommunications Fund and its related companies may pay the intermediary for the sale of Global Telecommunications Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Global Telecommunications Fund over another investment. For more information, turn to “Third Party Arrangements” on page 45 of the prospectus. Ask your salesperson or visit your financial intermediary’s website for more information.

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401 multi 2017